Convertible Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Beginning balance of notes payable, net	$ 176,703	$ 149,241
Issuances of debt	178,000	404,000
Cash settlement of debt	(150,000)	(95,500)
Conversions	(50,000)	(270,000)
Debt Discount	(175,025)	(406,500)
Deferred financing costs		(6,663)
Amortization of debt discount	93,986	402,125
End balance of notes payable, net	$ 73,664	$ 176,703